Dividends (Dividends Declared) (Details) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 1.1825	$ 1.1825
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	1.185	1.185
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	0.6978	0.6978
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 0.824	$ 0.9119